Royalty, Stream and Working Interests - Rollforward (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Royalty, stream and working interests
Balance at beginning of year	$ 4,027,100,000	$ 4,927,500,000
Additions	407,400,000	519,600,000
Disposal	(10,600,000)	(3,300,000)
Impairment losses	0	(1,173,300,000)
Depletion	(223,000,000)	(270,700,000)
Impact of foreign exchange	(102,100,000)	27,300,000
Balance at end of year	4,098,800,000	4,027,100,000
Mining Royalties
Royalty, stream and working interests
Balance at beginning of year	948,700,000	865,800,000
Additions	140,300,000	37,700,000
Disposal	(10,600,000)
Transfers	44,000,000	71,300,000
Depletion	(40,000,000)	(40,200,000)
Impact of foreign exchange	(48,100,000)	14,100,000
Balance at end of year	1,034,300,000	948,700,000
Streams
Royalty, stream and working interests
Balance at beginning of year	1,359,000,000	2,447,400,000
Additions	36,200,000	250,200,000
Impairment losses		(1,169,200,000)
Depletion	(121,900,000)	(169,400,000)
Balance at end of year	1,273,300,000	1,359,000,000
Energy
Royalty, stream and working interests
Balance at beginning of year	1,146,400,000	1,181,500,000
Additions	137,000,000	22,200,000
Impairment losses		(4,100,000)
Depletion	(60,900,000)	(60,800,000)
Impact of foreign exchange	(24,700,000)	7,600,000
Balance at end of year	1,197,800,000	1,146,400,000
Advanced
Royalty, stream and working interests
Balance at beginning of year	396,000,000	371,000,000
Additions	8,900,000	99,300,000
Disposal		(3,300,000)
Transfers	(36,200,000)	(75,600,000)
Depletion	(200,000)	(300,000)
Impact of foreign exchange	(25,100,000)	4,900,000
Balance at end of year	343,400,000	396,000,000
Exploration
Royalty, stream and working interests
Balance at beginning of year	177,000,000	61,800,000
Additions	85,000,000	110,200,000
Transfers	(7,800,000)	4,300,000
Impact of foreign exchange	(4,200,000)	700,000
Balance at end of year	$ 250,000,000	$ 177,000,000